Financial results (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of income statement [Abstract]
Disclosure of detailed information about income statement [Text Block]
The financial results composition is detailed as follows:

Financial results	For the years ended as of December 31,
	2020	2019	2018
	ThCh$	ThCh$	ThCh$
Finance income	3,451,143	13,117,641	15,794,456
Finance costs	(28,714,063)	(27,720,203)	(23,560,662)
Foreign currency exchange differences	2,551,823	(9,054,155)	3,299,657
Result as per adjustment units	(429,198)	(8,255,001)	742,041